Derivative financial instruments - Balance sheet location (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair values of derivatives
Derivative assets	$ 325	$ 336
Derivative liabilities	352	384
Current in "Other current assets"
Fair values of derivatives
Derivative assets	278	297
Current in "Other current assets" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	22	29
Current in "Other current assets" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	256	268
Current in "Other current assets" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	5	15
Current in "Other current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	169	172
Current in "Other current assets" | Commodities | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	2
Current in "Other current assets" | Commodities | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	29	2
Current in "Other current assets" | Interest rate contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	2	6
Current in "Other current assets" | Cash-settled call options | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	13	8
Current in "Other current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	58	94
Non-current in "Other non-current assets"
Fair values of derivatives
Derivative assets	126	186
Non-current in "Other non-current assets" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	71	101
Non-current in "Other non-current assets" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	55	85
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets		10
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	29	32
Non-current in "Other non-current assets" | Commodities | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	2
Non-current in "Other non-current assets" | Interest rate contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	62	86
Non-current in "Other non-current assets" | Cross-currency swaps | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	2
Non-current in "Other non-current assets" | Cash-settled call options | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	9	5
Non-current in "Other non-current assets" | Cash-settled call options | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	1
Non-current in "Other non-current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	21	53
Current in "Other current liabilities"
Fair values of derivatives
Derivative liabilities	304	318
Current in "Other current liabilities" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	6	11
Current in "Other current liabilities" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	298	307
Current in "Other current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	6	8
Current in "Other current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	257	237
Current in "Other current liabilities" | Commodities | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities		3
Current in "Other current liabilities" | Commodities | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	6	29
Current in "Other current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	35	41
Non-current in "Other non-current liabilities"
Fair values of derivatives
Derivative liabilities	101	134
Non-current in "Other non-current liabilities" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	5	16
Non-current in "Other non-current liabilities" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	96	118
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	5	16
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	77	81
Non-current in "Other non-current liabilities" | Commodities | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	1	9
Non-current in "Other non-current liabilities" | Cross-currency swaps
Fair values of derivatives
Derivative liabilities		1
Non-current in "Other non-current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	$ 18	$ 27